Shared-based Compensation (Stock Option Assumption) (Details) - Stock Options	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	4 years	4 years	4 years
Risk-free interest rate	1.70%	1.10%	1.30%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	58.00%	43.00%	32.00%